Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2025
Employee Benefit Plans [Abstract]
Schedule of Condensed Consolidated Statements of Income (Loss)

The expenses included on the condensed consolidated statements of income (loss) were as follows:

Three months ended September 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,062	$132	$1,194	$167	$—	$167
Interest (income) expense	$(624)	$35	$(589)	$263	$58	$321
Three months ended September 30, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,088	$177	$1,265	$146	$—	$146
Interest (income) expense	$(419)	$100	$(319)	$234	$47	$281
Nine months ended September 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$3,184	$403	$3,587	$502	$—	$502
Interest (income) expense	$(1,856)	$106	$(1,750)	$790	$159	$949
Nine months ended September 30, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$3,262	$530	$3,792	$440	$—	$440
Interest (income) expense	$(1,261)	$301	$(960)	$704	$140	$844

Schedule of Balance Sheet Obligations

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at September 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$42,793	$2,510	$45,303	$23,136	$3,498	$26,634
Included in other long-term assets	$99,762	$—	$99,762	$—	$—	$—
As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$41,540	$2,993	$44,533	$22,394	$3,547	$25,941
Included in other long-term assets	$99,554	$—	$99,554	$—	$—	$—